UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008
                                                -----------------


Check here if Amendment [ ];             Amendment Number:
This Amendment (Check only one):        [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Vermillion Asset Management, LLC
                --------------------------------
Address:        267 Fifth Avenue, 7th Floor
                --------------------------------
                New York, NY  10016
                --------------------------------

Form 13F File Number:   28-12729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Zuech
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  212-683-8816
        -------------------------

Signature, Place and Date of Signing:

/s/ Christopher Zuech   New York, NY       May 13, 2008
---------------------   ------------    -----------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                          0
                                        ---------------------
Form 13F Information Table Entry Total:                    50
                                        ---------------------
Form 13F Information Table Value Total:  $147,355 (thousands)
                                        ---------------------



List of Other Included Managers: None



                                            FORM 13F INFORMATION TABLE
                                                  AS OF 03/31/2008
                                 REPORTING MANAGER: Vermillion Asset Management, LLC
====================================================================================================================================
Column 1                         Column 2   Column 3    Column 4            Column 5      Column 6    Column 7      Column 8
--------                         --------   --------    --------            --------      --------    --------      --------
                                 Title                              Shares or
                                 of                     Value       Principal   SH/ PUT/  Investment  Other      Voting Authority
Name of Issuer                   Class      Cusip       (x$1,000)   Amount      PRN CALL  Discretion  Managers   Sole   Shared  None
====================================================================================================================================

AMGEN INC.                       CS         031162100    1,253       30,000     SH         SOLE        None        30,000
AMYLIN PHARMACEUTICALS, INC.     CS         032346108    1,753       60,000     SH         SOLE        None        60,000
ARCH COAL INC.                   CS         039380100    2,610       60,000     SH         SOLE        None        60,000
BANK OF AMERICA CORP             CS         060505104      569       15,000     SH         SOLE        None        15,000
BHP BILLITON LTD.                SP ADR     088606108    1,317       20,000     SH         SOLE        None        20,000
BIOLASE TECHNOLOGY, INC.         CS         090911108      494      160,000     SH         SOLE        None       160,000
BJ SERVICES CO.                  CS         055482103      428       15,000     SH         SOLE        None        15,000
CARDIOME PHARMA CORPORATION      CS         14159U202    1,680      200,000     SH         SOLE        None       200,000
CAREER EDUCATION CORP            CS         141665109    1,655      130,100     SH         SOLE        None       130,100
CATERPILLAR INC (DELAWARE)       CS         149123101    7,829      100,000     SH         SOLE        None       100,000
CF INDUSTRIES HOLDINGS, INC.     CS         125269100    6,383       61,600     SH         SOLE        None        61,600
CHESAPEAKE ENERGY CORPORATION    CS         165167107   14,630      317,000     SH         SOLE        None       317,000
CISCO SYSTEMS, INC.              CS         17275R102    3,613      150,000     SH         SOLE        None       150,000
CROSS CTRY HEALTHCARE INC.       CS         227483104    3,723      300,932     SH         SOLE        None       300,932
CUBIST PHARMACEUTICALS, INC.     CS         229678107    3,242      176,000     SH         SOLE        None       176,000
DOW CHEMICAL CO                  CS         260543103    5,528      150,000     SH         SOLE        None       150,000
EATON CORPORATION                CS         278058102    2,390       30,000     SH         SOLE        None        30,000
ELECTRONIC DATA SYSTEMS CORP     CS         285661104    2,498      150,000     SH         SOLE        None       150,000
EXPEDITORS INTL WASH INC         CS         302130109    3,614       80,000     SH         SOLE        None        80,000
FEDERAL SIGNAL CORP              CS         313855108      279       20,000     SH         SOLE        None        20,000
FINISH LINE INC.                 CLASS A    317923100    1,428      300,000     SH         SOLE        None       300,000
GENENTECH INC.                   CS         368710406      974       12,000     SH         SOLE        None        12,000
I-FLOW CORPORATION               CS         449520303    2,875      204,900     SH         SOLE        None       204,900
INDEVUS PHARMACEUTICALS INC.     CS         454072109      668      140,000     SH         SOLE        None       140,000
INGERSOLL-RAND COMPANY           CLASS A    G4776G101    7,133      160,000     SH         SOLE        None       160,000
ITT EDUCATIONAL SERVICES INC.    CS         45068B109      459       10,000     SH         SOLE        None        10,000
JACOBS ENGINEERING GRP           CS         469814107    1,472       20,000     SH         SOLE        None        20,000
LINEAR TECHNOLOGY CORP           CS         535678106    1,841       60,000     SH         SOLE        None        60,000
MARKET VECTORS TR GOLD MINERS
    INDEX FD ETF FUND            ETF        57060U100   17,649      370,000     SH         SOLE        None       370,000
MENTOR CORPORATION               CS         587188103      509       19,800     SH         SOLE        None        19,800
MONSANTO COMPANY                 CS         61166W101    3,902       35,000     SH         SOLE        None        35,000
NABORS INDUSTRIES LTD.           CS         G6359F103      675       20,000     SH         SOLE        None        20,000
NATL SEMICONDUCTOR CORP          CS         637640103    2,748      150,000     SH         SOLE        None       150,000
NRG ENERGY, INC.                 CS         629377508    6,862      176,000     SH         SOLE        None       176,000
PALOMAR MEDICAL TECHNOLOGIES     CS         697529303    1,820      120,500     SH         SOLE        None       120,500
POTASH CORP. OF SASKATCHEWAN     CS         73755L107    1,863       12,000     SH         SOLE        None        12,000
REPROS THERAPEUTICS INC.         CS         76028H100    4,254      435,000     SH         SOLE        None       435,000
ROBERT HALF INTL INC.            CS         770323103    1,158       45,000     SH         SOLE        None        45,000
ROPER INDS INC (NEW)             CS         776696106    2,378       40,000     SH         SOLE        None        40,000
SARA LEE CORP                    CS         803111103    5,312      380,000     SH         SOLE        None       380,000
SEAGATE TECHNOLOGY               CS         G7945J104    2,513      120,000     SH         SOLE        None       120,000
TESORO CORPORATION               CS         881609101    1,500       50,000     SH         SOLE        None        50,000
THE MOSAIC COMPANY               CS         61945A107    1,539       15,000     SH         SOLE        None        15,000
TYSON FOODS INC.                 CLASS A    902494103      479       30,000     SH         SOLE        None        30,000
UNITED STATES OIL FUND LP ETF    UNITS      91232N108    3,254       40,000     SH         SOLE        None        40,000
UNIVERSAL HEALTH SVC             CLASS B    913903100    1,611       30,000     SH         SOLE        None        30,000
VERASUN ENERGY CORP              CS         92336G106    2,756      375,000     SH         SOLE        None       375,000
VERTEX PHARMACEUTICALS INC.      CS         92532F100      812       34,000     SH         SOLE        None        34,000
WACHOVIA CORPORATION             CS         929903102      540       20,000     SH         SOLE        None        20,000
WELLPOINT, INC.                  CS         94973V107      883       20,000     SH         SOLE        None        20,000
                                                       =======
                        Total:                         147,355

